Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CURRENT LIABILITIES
Commercial papers	$ 1,600
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	71	$ 109
Unsecured bank loans	50	86
Unsecured bond issues	95,674	105,170
Unsecured other loans	77	57
Finance lease liabilities	1,692	1,575
Non-current interest-bearing loans and borrowings	97,564	106,997
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	790	370
Commercial papers	1,599	1,142
Unsecured bank loans	135	22
Unsecured bond issues	2,532	2,626
Unsecured other loans	20	14
Finance lease liabilities	333	410
Current interest-bearing loans and borrowings	$ 5,410	$ 4,584